Stockholders' Equity / Parent Net Investment - Changes in Equity (Details) - shares		12 Months Ended
	Apr. 27, 2017	Dec. 31, 2017
Common Stock
Class of Stock [Line Items]
Issued at formation		4,900,776
Issued at IPO		7,597,044
Forfeitures/Cancellation of founder shares		(2,266,170)
Conversion of founder stock (shares)		1,429,335
Redemption of Class A shares		(5,804,404)
Outstanding at the Transaction date		35,664,273
Series A Preferred Stock | Common Stock
Class of Stock [Line Items]
Outstanding at the Transaction date		95,000
Class A Common Stock
Class of Stock [Line Items]
Conversion of founder stock (shares)		246,262
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Issued at formation		588,276
Issued at IPO		7,597,044
Conversion of founder stock (shares)		3,475,665
Redemption of Class A shares		(5,804,404)
Outstanding at the Transaction date		5,856,581
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Outstanding at the Transaction date		29,807,692
Class F Common Stock | Common Stock
Class of Stock [Line Items]
Issued at formation		4,312,500
Forfeitures/Cancellation of founder shares		(2,266,170)
Conversion of founder stock (shares)		(2,046,330)
Outstanding at the Transaction date		0
Class A Common Stock Warrants
Class of Stock [Line Items]
Issued at formation		588,276
Issued at IPO		7,597,044
Issued in connection with private placement		8,408,838
Outstanding at the Transaction date		25,594,158
PIPE Investment
Class of Stock [Line Items]
Issued at formation	20,000
PIPE Investment | Series A Preferred Stock
Class of Stock [Line Items]
Issued at formation	75,000
PIPE Investment | Series A Preferred Stock | Common Stock
Class of Stock [Line Items]
Issued at formation		75,000
PIPE Investment | Class A Common Stock Warrants
Class of Stock [Line Items]
Issued at formation		5,000,000
Rosemore Holdings | Series A Preferred Stock | Common Stock
Class of Stock [Line Items]
Issued at formation		20,000
Tema | Common Stock
Class of Stock [Line Items]
Issued at formation		29,807,692
Tema | Class B Common Stock | Common Stock
Class of Stock [Line Items]
Issued at formation		29,807,692
Tema | Class A Common Stock Warrants
Class of Stock [Line Items]
Issued at formation		4,000,000